American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Conservative
April 30, 2022

One Choice Portfolio: Conservative - Schedule of Investments
APRIL 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 41.6%
Diversified Bond Fund Investor Class	27,503,302	272,282,692
Inflation-Adjusted Bond Fund Investor Class	7,748,414	94,995,550
NT High Income Fund Investor Class	2,007,961	18,051,568
Short Duration Fund Investor Class	8,349,423	83,661,217
Short Duration Inflation Protection Bond Fund Investor Class	6,494,591	70,531,256
		539,522,283
Domestic Equity Funds — 33.0%
Equity Growth Fund Investor Class	1,538,401	41,413,763
Focused Large Cap Value Fund Investor Class	9,460,731	94,323,489
Growth Fund Investor Class	930,805	38,823,866
Heritage Fund Investor Class	1,562,637	30,174,513
Mid Cap Value Fund Investor Class	4,527,937	75,073,198
NT Disciplined Growth Fund Investor Class	2,014,771	26,071,139
Small Cap Growth Fund Investor Class	1,147,025	19,625,599
Small Cap Value Fund Investor Class	2,426,866	23,589,141
Sustainable Equity Fund Investor Class	1,935,445	78,966,138
		428,060,846
International Fixed Income Funds — 14.5%
Emerging Markets Debt Fund Investor Class	2,882,723	25,973,330
Global Bond Fund Investor Class	9,899,151	93,250,000
International Bond Fund Investor Class	6,052,477	68,937,709
		188,161,039
International Equity Funds — 10.9%
Global Real Estate Fund Investor Class	770,349	10,692,443
International Growth Fund Investor Class	4,608,805	52,909,081
International Small-Mid Cap Fund Investor Class	1,175,221	11,552,424
International Value Fund Investor Class	8,742,093	66,527,328
		141,681,276
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,237,134,672)		1,297,425,444
OTHER ASSETS AND LIABILITIES†		(3,160)
TOTAL NET ASSETS — 100.0%		$1,297,422,284

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$296,467	$13,040	$829	$(36,395)	$272,283	27,503	$(31)	$6,241
Inflation-Adjusted Bond Fund	102,321	3,294	4,017	(6,602)	94,996	7,748	178	3,294
NT High Income Fund	32,435	1,324	13,458	(2,249)	18,052	2,008	(605)	1,325
Short Duration Fund	84,239	3,711	399	(3,890)	83,661	8,349	(17)	1,211
Short Duration Inflation Protection Bond Fund	71,762	2,517	2,011	(1,737)	70,531	6,495	35	2,517
Equity Growth Fund	49,370	10,343	3,486	(14,813)	41,414	1,538	1,082	10,343
Focused Large Cap Value Fund	120,496	23,162	23,999	(25,336)	94,323	9,461	5,828	20,677
Growth Fund	32,252	22,287	1,397	(14,318)	38,824	931	2,400	4,872
Heritage Fund	41,661	4,700	1,349	(14,837)	30,175	1,563	160	4,534
Mid Cap Value Fund	80,396	16,000	8,082	(13,241)	75,073	4,528	400	16,001
NT Disciplined Growth Fund	38,817	4,319	7,793	(9,272)	26,071	2,015	1,087	4,319
Small Cap Growth Fund	22,707	7,390	1,368	(9,103)	19,626	1,147	(222)	4,557
Small Cap Value Fund	22,674	4,273	—	(3,358)	23,589	2,427	—	1,872
Sustainable Equity Fund	93,976	2,189	6,469	(10,730)	78,966	1,935	2,300	2,189
Emerging Markets Debt Fund	28,087	2,363	—	(4,477)	25,973	2,883	—	714
Global Bond Fund	99,028	5,565	—	(11,343)	93,250	9,899	—	2,502
International Bond Fund	77,337	5,809	—	(14,208)	68,938	6,052	—	607
Global Real Estate Fund(3)	25,255	3,350	12,253	(5,660)	10,692	770	3,007	3,351
International Growth Fund	56,704	17,746	—	(21,541)	52,909	4,609	—	8,490
International Small-Mid Cap Fund(4)	15,118	2,599	254	(5,911)	11,552	1,175	124	2,599
International Value Fund(3)	62,893	20,616	2,536	(14,446)	66,527	8,742	(287)	7,487
	$1,453,995	$176,597	$89,700	$(243,467)	$1,297,425	111,778	$15,439	$109,702
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended April 30, 2022, the fund received the shares of the NT fund of the same name through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.